Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.95% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,720,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,597.83
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-267583. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.70% Senior Notes due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,177,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,545.98
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-267583. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.